Quarterly Report
December 31, 2023
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.6%
AT&T, Inc.	42,159,229	$707,431,863
Verizon Communications, Inc.	18,649,208	703,075,141
		1,410,507,004
ENTERTAINMENT — 21.8%
Electronic Arts, Inc.	5,201,516	711,619,404
Live Nation Entertainment, Inc. (a) (b)	3,133,005	293,249,268
Netflix, Inc. (a)	1,572,066	765,407,494
Take-Two Interactive Software, Inc. (a) (b)	3,492,560	562,127,532
Walt Disney Co.	7,685,117	693,889,214
Warner Bros Discovery, Inc. (a) (b)	49,001,186	557,633,497
		3,583,926,409
INTERACTIVE MEDIA & SERVICES — 47.9%
Alphabet, Inc. Class A (a)	14,584,300	2,037,280,867
Alphabet, Inc. Class C (a)	12,274,575	1,729,855,855
Match Group, Inc. (a)	6,002,052	219,074,898
Meta Platforms, Inc. Class A (a)	10,957,022	3,878,347,507
		7,864,559,127
MEDIA — 17.2%
Charter Communications, Inc. Class A (a) (b)	1,940,812	754,354,808
Comcast Corp. Class A	16,943,816	742,986,332
Fox Corp. Class A	5,459,125	161,972,239
Fox Corp. Class B	2,913,165	80,549,012
Interpublic Group of Cos., Inc. (b)	8,457,344	276,047,708
News Corp. Class A	8,403,869	206,314,984
News Corp. Class B (b)	2,535,073	65,202,077
Omnicom Group, Inc.	4,370,691	378,108,478
Paramount Global Class B	10,653,430	157,564,230
		2,823,099,868
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.4%
T-Mobile U.S., Inc.	4,560,898	$731,248,776
TOTAL COMMON STOCKS (Cost $15,928,858,221)		16,413,341,184
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	12,389,088	12,394,044
State Street Navigator Securities Lending Portfolio II (e) (f)	17,146,279	17,146,279
TOTAL SHORT-TERM INVESTMENTS (Cost $29,539,470)		29,540,323
TOTAL INVESTMENTS — 100.1% (Cost $15,958,397,691)		16,442,881,507
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(13,157,378)
NET ASSETS — 100.0%		$16,429,724,129
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,413,341,184	$—	$—	$16,413,341,184
Short-Term Investments	29,540,323	—	—	29,540,323
TOTAL INVESTMENTS	$16,442,881,507	$—	$—	$16,442,881,507
See accompanying notes to Schedule of Investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,698,794	$4,699,733	$725,934,470	$718,176,974	$(63,630)	$445	12,389,088	$12,394,044	$422,255
State Street Navigator Securities Lending Portfolio II	—	—	100,804,801	83,658,522	—	—	17,146,279	17,146,279	10,216
Total		$4,699,733	$826,739,271	$801,835,496	$(63,630)	$445		$29,540,323	$432,471
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 1.0%
Aptiv PLC (a)	1,618,530	$145,214,511
BorgWarner, Inc.	1,344,968	48,217,103
		193,431,614
AUTOMOBILES — 20.7%
Ford Motor Co.	22,499,215	274,265,431
General Motors Co.	7,836,054	281,471,060
Tesla, Inc. (a)	14,069,605	3,496,015,450
		4,051,751,941
BROADLINE RETAIL — 23.9%
Amazon.com, Inc. (a)	29,496,693	4,481,727,535
eBay, Inc.	2,969,658	129,536,482
Etsy, Inc. (a)	685,225	55,537,486
		4,666,801,503
DISTRIBUTORS — 1.4%
Genuine Parts Co.	802,195	111,104,008
LKQ Corp.	1,531,204	73,176,239
Pool Corp. (b)	221,364	88,260,040
		272,540,287
HOTELS, RESTAURANTS & LEISURE — 23.7%
Airbnb, Inc. Class A (a)	2,487,609	338,663,089
Booking Holdings, Inc. (a)	199,599	708,021,565
Caesars Entertainment, Inc. (a)	1,234,250	57,861,640
Carnival Corp. (a)	5,764,842	106,880,171
Chipotle Mexican Grill, Inc. (a)	157,003	359,059,581
Darden Restaurants, Inc.	688,481	113,117,428
Domino's Pizza, Inc.	199,574	82,270,390
Expedia Group, Inc. (a)	762,882	115,797,859
Hilton Worldwide Holdings, Inc.	1,467,289	267,178,654
Las Vegas Sands Corp.	2,112,263	103,944,462
Marriott International, Inc. Class A	1,411,655	318,342,319
McDonald's Corp.	2,992,015	887,162,368
MGM Resorts International (a)	1,563,654	69,864,061
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,434,232	48,782,009
Royal Caribbean Cruises Ltd. (a)	1,348,895	174,668,414
Starbucks Corp.	6,537,897	627,703,491
Wynn Resorts Ltd.	549,329	50,049,365
Yum! Brands, Inc.	1,603,876	209,562,438
		4,638,929,304
HOUSEHOLD DURABLES — 4.7%
DR Horton, Inc.	1,724,380	262,071,272
Garmin Ltd.	875,787	112,573,661
Lennar Corp. Class A	1,431,347	213,327,957
Mohawk Industries, Inc. (a)	302,402	31,298,607
NVR, Inc. (a)	18,195	127,373,188
PulteGroup, Inc.	1,233,629	127,335,185
Whirlpool Corp. (b)	313,880	38,221,168
		912,201,038
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	746,203	$38,101,125
SPECIALTY RETAIL — 18.2%
AutoZone, Inc. (a)	100,939	260,988,888
Bath & Body Works, Inc.	1,301,077	56,154,483
Best Buy Co., Inc.	1,108,345	86,761,247
CarMax, Inc. (a) (b)	907,884	69,671,018
Home Depot, Inc.	2,548,293	883,110,939
Lowe's Cos., Inc.	3,302,214	734,907,726
O'Reilly Automotive, Inc. (a)	338,502	321,603,980
Ross Stores, Inc.	1,937,620	268,147,232
TJX Cos., Inc.	6,546,354	614,113,469
Tractor Supply Co. (b)	618,650	133,028,309
Ulta Beauty, Inc. (a)	281,659	138,010,093
		3,566,497,384
TEXTILES, APPAREL & LUXURY GOODS — 6.2%
Lululemon Athletica, Inc. (a)	658,882	336,879,778
NIKE, Inc. Class B	7,003,743	760,396,377
Ralph Lauren Corp.	227,473	32,801,607
Tapestry, Inc.	1,311,416	48,273,223
VF Corp. (b)	1,891,376	35,557,869
		1,213,908,854
TOTAL COMMON STOCKS (Cost $19,653,404,080)		19,554,163,050
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	6,882,168	6,884,921
State Street Navigator Securities Lending Portfolio II (e) (f)	111,208,015	111,208,015
TOTAL SHORT-TERM INVESTMENTS (Cost $118,093,453)		118,092,936
TOTAL INVESTMENTS — 100.6% (Cost $19,771,497,533)		19,672,255,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(109,655,395)
NET ASSETS — 100.0%		$19,562,600,591
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,554,163,050	$—	$—	$19,554,163,050
Short-Term Investments	118,092,936	—	—	118,092,936
TOTAL INVESTMENTS	$19,672,255,986	$—	$—	$19,672,255,986
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,802,669	$3,803,429	$50,690,703	$47,612,954	$4,290	$(547)	6,882,168	$6,884,921	$127,484
State Street Navigator Securities Lending Portfolio II	32,385,839	32,385,839	773,541,952	694,719,776	—	—	111,208,015	111,208,015	85,039
Total		$36,189,268	$824,232,655	$742,332,730	$4,290	$(547)		$118,092,936	$212,523
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BEVERAGES — 25.1%
Brown-Forman Corp. Class B	1,288,543	$73,575,805
Coca-Cola Co.	23,840,028	1,404,892,850
Constellation Brands, Inc. Class A	1,139,265	275,417,314
Keurig Dr Pepper, Inc.	7,096,816	236,465,909
Molson Coors Beverage Co. Class B	1,303,934	79,813,800
Monster Beverage Corp. (a)	5,207,010	299,975,846
PepsiCo, Inc.	8,423,531	1,430,652,505
		3,800,794,029
CONSUMER STAPLES DISTRIBUTION & RETAIL — 26.1%
Costco Wholesale Corp.	2,712,561	1,790,507,265
Dollar General Corp.	1,547,060	210,322,807
Dollar Tree, Inc. (a)	1,473,192	209,266,924
Kroger Co.	4,664,688	213,222,888
Sysco Corp.	3,554,082	259,910,017
Target Corp.	3,253,827	463,410,041
Walgreens Boots Alliance, Inc. (b)	5,054,318	131,968,243
Walmart, Inc.	4,370,490	689,007,748
		3,967,615,933
FOOD PRODUCTS — 16.3%
Archer-Daniels-Midland Co.	3,759,743	271,528,639
Bunge Global SA	1,024,067	103,379,564
Campbell Soup Co. (b)	1,383,246	59,797,725
Conagra Brands, Inc.	3,365,726	96,461,707
General Mills, Inc.	4,097,363	266,902,226
Hershey Co.	1,056,559	196,984,860
Hormel Foods Corp.	2,039,549	65,489,918
J M Smucker Co.	747,324	94,446,807
Kellanova	1,857,260	103,839,407
Kraft Heinz Co.	5,619,656	207,814,879
Lamb Weston Holdings, Inc.	1,021,596	110,424,312
McCormick & Co., Inc.	1,771,263	121,189,814
Mondelez International, Inc. Class A	9,274,610	671,760,002
Tyson Foods, Inc. Class A	2,010,542	108,066,633
		2,478,086,493
HOUSEHOLD PRODUCTS — 20.8%
Church & Dwight Co., Inc.	1,736,716	164,223,865
Clorox Co.	874,076	124,634,497
Security Description	Shares	Value
Colgate-Palmolive Co.	5,803,791	$462,620,181
Kimberly-Clark Corp.	2,382,047	289,442,531
Procter & Gamble Co.	14,440,264	2,116,076,286
		3,156,997,360
PERSONAL PRODUCTS — 3.3%
Estee Lauder Cos., Inc. Class A	1,637,470	239,479,988
Kenvue, Inc.	12,148,634	261,560,090
		501,040,078
TOBACCO — 7.8%
Altria Group, Inc.	12,466,869	502,913,495
Philip Morris International, Inc.	7,220,797	679,332,582
		1,182,246,077
TOTAL COMMON STOCKS (Cost $16,668,127,399)		15,086,779,970
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	20,917,817	20,926,184
State Street Navigator Securities Lending Portfolio II (e) (f)	54,448,548	54,448,548
TOTAL SHORT-TERM INVESTMENTS (Cost $75,370,676)		75,374,732
TOTAL INVESTMENTS — 99.9% (Cost $16,743,498,075)		15,162,154,702
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		17,560,375
NET ASSETS — 100.0%		$15,179,715,077
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,086,779,970	$—	$—	$15,086,779,970
Short-Term Investments	75,374,732	—	—	75,374,732
TOTAL INVESTMENTS	$15,162,154,702	$—	$—	$15,162,154,702
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,592,825	$16,596,143	$200,502,744	$196,182,235	$5,476	$4,056	20,917,817	$20,926,184	$380,958
State Street Navigator Securities Lending Portfolio II	5,240,094	5,240,094	362,665,811	313,457,357	—	—	54,448,548	54,448,548	21,392
Total		$21,836,237	$563,168,555	$509,639,592	$5,476	$4,056		$75,374,732	$402,350
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 9.2%
Baker Hughes Co.	24,443,639	$835,483,581
Halliburton Co.	21,742,753	786,000,521
Schlumberger NV	32,248,234	1,678,198,097
		3,299,682,199
OIL, GAS & CONSUMABLE FUELS — 90.5%
APA Corp.	7,450,887	267,337,827
Chevron Corp.	42,329,725	6,313,901,781
ConocoPhillips	28,629,790	3,323,059,725
Coterra Energy, Inc.	18,272,438	466,312,618
Devon Energy Corp.	15,563,936	705,046,301
Diamondback Energy, Inc. (a)	4,347,951	674,280,241
EOG Resources, Inc.	14,060,479	1,700,614,935
EQT Corp. (a)	9,992,165	386,297,099
Exxon Mobil Corp.	80,797,848	8,078,168,843
Hess Corp.	6,715,381	968,089,325
Kinder Morgan, Inc.	46,976,548	828,666,307
Marathon Oil Corp.	14,216,824	343,478,468
Marathon Petroleum Corp.	9,223,715	1,368,430,357
Occidental Petroleum Corp.	16,039,612	957,725,232
ONEOK, Inc.	14,151,386	993,710,325
Phillips 66	10,687,466	1,422,929,223
Pioneer Natural Resources Co.	5,667,563	1,274,521,567
Targa Resources Corp.	5,416,470	470,528,749
Valero Energy Corp.	8,270,305	1,075,139,650
Williams Cos., Inc.	29,551,338	1,029,273,103
		32,647,511,676
TOTAL COMMON STOCKS (Cost $36,152,941,514)		35,947,193,875
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c)	107,353,740	$107,396,681
State Street Navigator Securities Lending Portfolio II (d) (e)	3,211,494	3,211,494
TOTAL SHORT-TERM INVESTMENTS (Cost $110,607,023)		110,608,175
TOTAL INVESTMENTS — 100.0% (Cost $36,263,548,537)		36,057,802,050
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		12,736,727
NET ASSETS — 100.0%		$36,070,538,777
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	1,392	03/15/2024	$120,213,120	$123,372,960	$3,159,840
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,947,193,875	$—	$—	$35,947,193,875
Short-Term Investments	110,608,175	—	—	110,608,175
TOTAL INVESTMENTS	$36,057,802,050	$—	$—	$36,057,802,050
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,159,840	$—	$—	$3,159,840
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,159,840	$—	$—	$3,159,840
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	56,611,731	$56,623,053	$507,779,762	$457,034,996	$27,787	$1,075	107,353,740	$107,396,681	$974,786
State Street Navigator Securities Lending Portfolio II	14,004,048	14,004,048	618,379,208	629,171,762	—	—	3,211,494	3,211,494	23,739
Total		$70,627,101	$1,126,158,970	$1,086,206,758	$27,787	$1,075		$110,608,175	$998,525
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 31.3%
Bank of America Corp.	45,107,199	$1,518,759,390
Bank of New York Mellon Corp.	5,038,349	262,246,066
Citigroup, Inc.	12,539,106	645,011,613
Citizens Financial Group, Inc.	3,054,417	101,223,379
Comerica, Inc.	859,305	47,957,812
Fifth Third Bancorp	4,450,131	153,485,018
Goldman Sachs Group, Inc.	2,136,347	824,138,582
Huntington Bancshares, Inc.	9,463,306	120,373,252
JPMorgan Chase & Co.	18,940,663	3,221,806,776
KeyCorp	6,117,437	88,091,093
M&T Bank Corp.	1,084,447	148,655,995
Morgan Stanley	8,279,623	772,074,845
Northern Trust Corp.	1,353,346	114,195,336
PNC Financial Services Group, Inc.	2,609,568	404,091,605
Regions Financial Corp.	6,133,349	118,864,304
State Street Corp. (a)	2,021,943	156,619,705
Truist Financial Corp.	8,737,801	322,599,613
U.S. Bancorp	10,200,687	441,485,733
Wells Fargo & Co.	23,793,102	1,171,096,480
Zions Bancorp NA	967,392	42,439,487
		10,675,216,084
CAPITAL MARKETS — 16.8%
Ameriprise Financial, Inc.	663,062	251,850,839
BlackRock, Inc.	916,291	743,845,034
Blackstone, Inc.	4,655,269	609,467,817
Cboe Global Markets, Inc.	689,654	123,144,618
Charles Schwab Corp.	9,750,173	670,811,902
CME Group, Inc.	2,358,294	496,656,716
FactSet Research Systems, Inc.	249,594	119,068,818
Franklin Resources, Inc.	1,854,411	55,242,904
Intercontinental Exchange, Inc.	3,749,891	481,598,501
Invesco Ltd.	2,925,640	52,193,418
MarketAxess Holdings, Inc.	246,628	72,225,010
Moody's Corp.	1,031,524	402,872,013
MSCI, Inc.	517,346	292,636,765
Nasdaq, Inc.	2,229,997	129,652,026
Raymond James Financial, Inc.	1,228,693	136,999,270
S&P Global, Inc.	2,122,540	935,021,321
T Rowe Price Group, Inc.	1,466,116	157,886,032
		5,731,173,004
CONSUMER FINANCE — 3.9%
American Express Co.	3,771,792	706,607,513
Capital One Financial Corp.	2,493,608	326,961,881
Discover Financial Services	1,633,242	183,576,401
Synchrony Financial	2,711,412	103,548,824
		1,320,694,619
FINANCIAL SERVICES — 32.0%
Berkshire Hathaway, Inc. Class B (b)	11,919,460	4,251,194,604
Fidelity National Information Services, Inc.	3,881,695	233,173,419
Security Description	Shares	Value
Fiserv, Inc. (b)	3,932,181	$522,350,924
FleetCor Technologies, Inc. (b)	473,113	133,706,465
Global Payments, Inc.	1,705,729	216,627,583
Jack Henry & Associates, Inc.	475,313	77,670,897
Mastercard, Inc. Class A	5,425,465	2,314,015,077
PayPal Holdings, Inc. (b)	7,063,414	433,764,254
Visa, Inc. Class A (c)	10,443,081	2,718,856,138
		10,901,359,361
INSURANCE — 15.8%
Aflac, Inc.	3,483,943	287,425,297
Allstate Corp.	1,714,716	240,025,946
American International Group, Inc.	4,599,582	311,621,681
Aon PLC Class A	1,311,413	381,647,411
Arch Capital Group Ltd. (b)	2,444,703	181,568,092
Arthur J Gallagher & Co.	1,414,218	318,029,344
Assurant, Inc.	345,794	58,262,831
Brown & Brown, Inc.	1,547,329	110,030,565
Chubb Ltd.	2,673,228	604,149,528
Cincinnati Financial Corp.	1,025,590	106,107,541
Everest Group Ltd.	283,976	100,408,234
Globe Life, Inc.	567,256	69,046,400
Hartford Financial Services Group, Inc.	1,970,754	158,409,207
Loews Corp.	1,208,441	84,095,409
Marsh & McLennan Cos., Inc.	3,227,937	611,597,223
MetLife, Inc.	4,073,501	269,380,621
Principal Financial Group, Inc.	1,436,705	113,025,582
Progressive Corp.	3,833,009	610,521,674
Prudential Financial, Inc.	2,372,730	246,075,828
Travelers Cos., Inc.	1,496,829	285,130,956
W R Berkley Corp.	1,329,912	94,051,377
Willis Towers Watson PLC	676,135	163,083,762
		5,403,694,509
TOTAL COMMON STOCKS (Cost $34,568,646,794)		34,032,137,577
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	43,450,351	43,467,731
State Street Navigator Securities Lending Portfolio II (a) (f)	17,820,930	17,820,930
TOTAL SHORT-TERM INVESTMENTS (Cost $61,286,973)		61,288,661
TOTAL INVESTMENTS — 100.0% (Cost $34,629,933,767)		34,093,426,238
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		13,921,540
NET ASSETS — 100.0%		$34,107,347,778
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	Non-income producing security.

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$34,032,137,577	$—	$—	$34,032,137,577
Short-Term Investments	61,288,661	—	—	61,288,661
TOTAL INVESTMENTS	$34,093,426,238	$—	$—	$34,093,426,238
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	2,114,046	$141,556,520	$35,563,382	$41,558,560	$(2,709,573)	$23,767,936	2,021,943	$156,619,705	$1,392,281
State Street Institutional Liquid Reserves Fund, Premier Class	42,694,543	42,703,082	237,363,306	236,616,585	16,240	1,688	43,450,351	43,467,731	810,891
State Street Navigator Securities Lending Portfolio II	483,314,119	483,314,119	64,188,690	529,681,879	—	—	17,820,930	17,820,930	202,295
Total		$667,573,721	$337,115,378	$807,857,024	$(2,693,333)	$23,769,624		$217,908,366	$2,405,467
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 16.0%
AbbVie, Inc.	13,125,786	$2,034,103,056
Amgen, Inc.	3,978,775	1,145,966,776
Biogen, Inc. (a)	1,075,902	278,411,161
Gilead Sciences, Inc.	9,263,647	750,448,043
Incyte Corp. (a)	1,379,069	86,591,743
Moderna, Inc. (a) (b)	2,459,850	244,632,083
Regeneron Pharmaceuticals, Inc. (a)	796,391	699,462,251
Vertex Pharmaceuticals, Inc. (a)	1,917,352	780,151,355
		6,019,766,468
HEALTH CARE EQUIPMENT & SUPPLIES — 20.3%
Abbott Laboratories	12,901,410	1,420,058,199
Align Technology, Inc. (a)	528,772	144,883,528
Baxter International, Inc.	3,761,972	145,437,837
Becton Dickinson & Co.	2,155,241	525,512,413
Boston Scientific Corp. (a)	10,877,502	628,828,391
Cooper Cos., Inc.	367,767	139,177,743
DENTSPLY SIRONA, Inc. (b)	1,576,225	56,097,848
Dexcom, Inc. (a) (b)	2,872,481	356,446,167
Edwards Lifesciences Corp. (a)	4,516,224	344,362,080
GE HealthCare Technologies, Inc. (b)	2,905,794	224,675,992
Hologic, Inc. (a)	1,819,765	130,022,209
IDEXX Laboratories, Inc. (a)	617,764	342,889,908
Insulet Corp. (a)	517,812	112,354,848
Intuitive Surgical, Inc. (a)	2,617,472	883,030,354
Medtronic PLC	9,889,105	814,664,470
ResMed, Inc.	1,091,585	187,774,452
STERIS PLC	732,908	161,129,824
Stryker Corp.	2,513,660	752,740,624
Teleflex, Inc.	349,291	87,092,218
Zimmer Biomet Holdings, Inc.	1,552,399	188,926,958
		7,646,106,063
HEALTH CARE PROVIDERS & SERVICES — 22.5%
Cardinal Health, Inc.	1,832,402	184,706,122
Cencora, Inc. (b)	1,238,491	254,361,282
Centene Corp. (a)	3,971,452	294,721,453
Cigna Group	2,175,473	651,445,390
CVS Health Corp.	9,541,616	753,405,999
DaVita, Inc. (a)	399,912	41,894,781
Elevance Health, Inc.	1,746,832	823,736,098
HCA Healthcare, Inc.	1,472,573	398,596,060
Henry Schein, Inc. (a)	968,640	73,335,734
Humana, Inc.	915,230	419,001,446
Laboratory Corp. of America Holdings	631,121	143,447,492
McKesson Corp.	989,232	457,994,631
Molina Healthcare, Inc. (a)	433,005	156,449,037
Quest Diagnostics, Inc.	833,726	114,954,141
UnitedHealth Group, Inc.	6,876,259	3,620,144,076
Universal Health Services, Inc. Class B	453,585	69,144,497
		8,457,338,239
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 11.4%
Agilent Technologies, Inc.	2,175,196	$302,417,500
Bio-Rad Laboratories, Inc. Class A (a)	155,258	50,131,256
Bio-Techne Corp.	1,175,224	90,680,284
Charles River Laboratories International, Inc. (a) (b)	380,241	89,888,972
Danaher Corp.	4,889,254	1,131,080,020
Illumina, Inc. (a)	1,180,636	164,391,757
IQVIA Holdings, Inc. (a)	1,360,462	314,783,697
Mettler-Toledo International, Inc. (a)	161,226	195,560,689
Revvity, Inc. (b)	922,341	100,821,095
Thermo Fisher Scientific, Inc.	2,872,510	1,524,699,583
Waters Corp. (a) (b)	438,975	144,523,739
West Pharmaceutical Services, Inc.	548,535	193,150,144
		4,302,128,736
PHARMACEUTICALS — 29.6%
Bristol-Myers Squibb Co.	15,127,227	776,178,017
Catalent, Inc. (a)	1,339,214	60,170,885
Eli Lilly & Co.	5,928,360	3,455,759,611
Johnson & Johnson	17,896,828	2,805,148,821
Merck & Co., Inc.	18,839,066	2,053,834,975
Pfizer, Inc.	41,977,952	1,208,545,238
Viatris, Inc.	8,911,226	96,508,578
Zoetis, Inc.	3,413,259	673,674,929
		11,129,821,054
TOTAL COMMON STOCKS (Cost $40,123,856,790)		37,555,160,560
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	37,596,661	37,611,700
State Street Navigator Securities Lending Portfolio II (e) (f)	36,399,303	36,399,303
TOTAL SHORT-TERM INVESTMENTS (Cost $74,007,720)		74,011,003
TOTAL INVESTMENTS — 100.0% (Cost $40,197,864,510)		37,629,171,563
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(10,723,768)
NET ASSETS — 100.0%		$37,618,447,795
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(g)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,555,160,560	$—	$—	$37,555,160,560
Short-Term Investments	74,011,003	—	—	74,011,003
TOTAL INVESTMENTS	$37,629,171,563	$—	$—	$37,629,171,563
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,578,923	$33,585,639	$215,301,053	$211,296,475	$18,864	$2,619	37,596,661	$37,611,700	$837,046
State Street Navigator Securities Lending Portfolio II	24,295,260	24,295,260	320,688,341	308,584,298	—	—	36,399,303	36,399,303	25,952
Total		$57,880,899	$535,989,394	$519,880,773	$18,864	$2,619		$74,011,003	$862,998
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 18.5%
Axon Enterprise, Inc. (a)	305,493	$78,918,007
Boeing Co. (a)	2,468,149	643,347,718
General Dynamics Corp.	983,199	255,307,284
Howmet Aerospace, Inc.	1,696,560	91,817,827
Huntington Ingalls Industries, Inc.	172,327	44,742,982
L3Harris Technologies, Inc.	822,078	173,146,069
Lockheed Martin Corp.	958,443	434,404,705
Northrop Grumman Corp.	615,262	288,028,753
RTX Corp.	6,240,898	525,109,158
Textron, Inc.	850,210	68,373,888
TransDigm Group, Inc.	240,121	242,906,404
		2,846,102,795
AIR FREIGHT & LOGISTICS — 5.7%
CH Robinson Worldwide, Inc.	506,014	43,714,550
Expeditors International of Washington, Inc.	630,600	80,212,320
FedEx Corp.	1,004,087	254,003,888
United Parcel Service, Inc. Class B	3,139,043	493,551,731
		871,482,489
AIRLINES — 1.8%
American Airlines Group, Inc. (a) (b)	2,834,763	38,949,643
Delta Air Lines, Inc.	2,790,982	112,281,206
Southwest Airlines Co. (b)	2,585,659	74,673,832
United Airlines Holdings, Inc. (a) (b)	1,422,614	58,697,054
		284,601,735
BUILDING PRODUCTS — 5.7%
A O Smith Corp.	532,793	43,923,455
Allegion PLC	380,758	48,238,231
Builders FirstSource, Inc. (a)	535,219	89,349,460
Carrier Global Corp.	3,642,518	209,262,659
Johnson Controls International PLC	2,950,587	170,071,835
Masco Corp.	973,776	65,223,516
Trane Technologies PLC	991,470	241,819,533
		867,888,689
COMMERCIAL SERVICES & SUPPLIES — 6.3%
Cintas Corp.	375,473	226,282,558
Copart, Inc. (a)	3,789,604	185,690,596
Republic Services, Inc.	886,996	146,274,511
Rollins, Inc.	1,217,775	53,180,234
Veralto Corp.	950,831	78,215,358
Waste Management, Inc.	1,590,963	284,941,473
		974,584,730
CONSTRUCTION & ENGINEERING — 0.9%
Quanta Services, Inc.	630,077	135,970,617
ELECTRICAL EQUIPMENT — 6.6%
AMETEK, Inc.	1,001,058	165,064,453
Eaton Corp. PLC	1,733,050	417,353,101
Emerson Electric Co.	2,474,874	240,879,486
Security Description	Shares	Value
Generac Holdings, Inc. (a)	266,441	$34,434,835
Rockwell Automation, Inc.	497,316	154,406,672
		1,012,138,547
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Hubbell, Inc.	232,642	76,522,933
GROUND TRANSPORTATION — 12.8%
CSX Corp.	8,577,905	297,395,966
JB Hunt Transport Services, Inc.	353,408	70,589,714
Norfolk Southern Corp.	981,667	232,046,445
Old Dominion Freight Line, Inc.	388,544	157,488,540
Uber Technologies, Inc. (a)	8,931,500	549,912,455
Union Pacific Corp.	2,645,715	649,840,518
		1,957,273,638
INDUSTRIAL CONGLOMERATES — 9.5%
3M Co.	2,397,553	262,100,494
General Electric Co.	4,723,799	602,898,467
Honeywell International, Inc.	2,861,261	600,035,044
		1,465,034,005
MACHINERY — 20.2%
Caterpillar, Inc.	2,213,962	654,602,145
Cummins, Inc.	614,719	147,268,231
Deere & Co.	1,162,608	464,892,061
Dover Corp.	606,686	93,314,374
Fortive Corp.	1,524,301	112,234,283
IDEX Corp.	327,945	71,200,139
Illinois Tool Works, Inc.	1,188,482	311,310,975
Ingersoll Rand, Inc.	1,755,725	135,787,771
Nordson Corp.	234,921	62,056,731
Otis Worldwide Corp.	1,775,051	158,813,813
PACCAR, Inc.	2,270,845	221,748,014
Parker-Hannifin Corp.	557,745	256,953,121
Pentair PLC	717,006	52,133,506
Snap-on, Inc.	228,907	66,117,498
Stanley Black & Decker, Inc.	664,915	65,228,162
Westinghouse Air Brake Technologies Corp.	777,063	98,609,295
Xylem, Inc.	1,045,681	119,584,079
		3,091,854,198
PROFESSIONAL SERVICES — 7.5%
Automatic Data Processing, Inc.	1,785,184	415,894,317
Broadridge Financial Solutions, Inc.	510,227	104,979,205
Equifax, Inc.	534,389	132,149,056
Jacobs Solutions, Inc.	546,128	70,887,414
Leidos Holdings, Inc.	596,390	64,553,254
Paychex, Inc.	1,394,362	166,082,458
Robert Half, Inc.	459,273	40,379,282
Verisk Analytics, Inc.	629,034	150,251,061
		1,145,176,047
SOFTWARE — 0.6%
Ceridian HCM Holding, Inc. (a) (b)	676,511	45,407,418

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc.	212,744	$43,978,440
		89,385,858
TRADING COMPANIES & DISTRIBUTORS — 3.2%
Fastenal Co.	2,478,323	160,520,981
United Rentals, Inc. (b)	294,379	168,802,806
WW Grainger, Inc.	191,867	158,998,264
		488,322,051
TOTAL COMMON STOCKS (Cost $15,996,782,010)		15,306,338,332
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	10,880,248	10,884,600
State Street Navigator Securities Lending Portfolio II (e) (f)	22,696,443	22,696,443
TOTAL SHORT-TERM INVESTMENTS (Cost $33,581,505)		33,581,043
TOTAL INVESTMENTS — 100.0% (Cost $16,030,363,515)		15,339,919,375
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(4,210,467)
NET ASSETS — 100.0%		$15,335,708,908

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	200	03/15/2024	$22,155,400	$23,220,000	$1,064,600
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,306,338,332	$—	$—	$15,306,338,332
Short-Term Investments	33,581,043	—	—	33,581,043
TOTAL INVESTMENTS	$15,339,919,375	$—	$—	$15,339,919,375
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,064,600	$—	$—	$1,064,600
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,064,600	$—	$—	$1,064,600
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,430,670	$6,431,956	$146,952,360	$142,499,796	$546	$(466)	10,880,248	$10,884,600	$151,252
State Street Navigator Securities Lending Portfolio II	76,756,877	76,756,877	938,370,051	992,430,485	—	—	22,696,443	22,696,443	79,455
Total		$83,188,833	$1,085,322,411	$1,134,930,281	$546	$(466)		$33,581,043	$230,707
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CHEMICALS — 67.2%
Air Products & Chemicals, Inc.	1,165,403	$319,087,341
Albemarle Corp. (a)	620,770	89,688,850
Celanese Corp. (a)	529,752	82,307,568
CF Industries Holdings, Inc.	1,010,646	80,346,357
Corteva, Inc.	3,727,764	178,634,451
Dow, Inc.	3,710,139	203,464,023
DuPont de Nemours, Inc.	2,274,810	175,001,133
Eastman Chemical Co.	627,175	56,332,859
Ecolab, Inc.	1,331,237	264,050,859
FMC Corp. (a)	659,945	41,609,532
International Flavors & Fragrances, Inc.	1,350,291	109,333,062
Linde PLC	2,543,678	1,044,713,991
LyondellBasell Industries NV Class A	1,355,470	128,878,088
Mosaic Co.	1,728,805	61,770,203
PPG Industries, Inc.	1,247,251	186,526,387
Sherwin-Williams Co.	1,235,309	385,292,877
		3,407,037,581
CONSTRUCTION MATERIALS — 6.3%
Martin Marietta Materials, Inc.	326,928	163,107,648
Vulcan Materials Co.	702,866	159,557,611
		322,665,259
CONTAINERS & PACKAGING — 9.0%
Amcor PLC	7,645,361	73,701,280
Avery Dennison Corp.	425,990	86,118,138
Ball Corp.	1,667,857	95,935,135
International Paper Co.	1,830,273	66,164,369
Packaging Corp. of America	474,090	77,234,002
Westrock Co.	1,356,236	56,310,919
		455,463,843
METALS & MINING — 17.2%
Freeport-McMoRan, Inc.	7,522,608	320,237,423
Security Description	Shares	Value
Newmont Corp.	5,544,642	$229,492,732
Nucor Corp.	1,300,355	226,313,784
Steel Dynamics, Inc.	804,610	95,024,441
		871,068,380
TOTAL COMMON STOCKS (Cost $5,730,167,912)		5,056,235,063
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c)	7,219,967	7,222,855
State Street Navigator Securities Lending Portfolio II (d) (e)	80,815,088	80,815,088
TOTAL SHORT-TERM INVESTMENTS (Cost $88,037,497)		88,037,943
TOTAL INVESTMENTS — 101.5% (Cost $5,818,205,409)		5,144,273,006
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(74,214,850)
NET ASSETS — 100.0%		$5,070,058,156
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	114	03/15/2024	$9,974,008	$10,456,080	$482,072
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,056,235,063	$—	$—	$5,056,235,063
Short-Term Investments	88,037,943	—	—	88,037,943
TOTAL INVESTMENTS	$5,144,273,006	$—	$—	$5,144,273,006
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$482,072	$—	$—	$482,072
TOTAL OTHER FINANCIAL INSTRUMENTS:	$482,072	$—	$—	$482,072
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,052,582	$9,054,393	$48,028,467	$49,862,479	$2,052	$422	7,219,967	$7,222,855	$107,728
State Street Navigator Securities Lending Portfolio II	33,329,188	33,329,188	296,624,202	249,138,302	—	—	80,815,088	80,815,088	43,661
Total		$42,383,581	$344,652,669	$299,000,781	$2,052	$422		$88,037,943	$151,389
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
HEALTH CARE REITs — 8.0%
Healthpeak Properties, Inc. REIT	3,079,354	$60,971,209
Ventas, Inc. REIT	2,269,758	113,124,739
Welltower, Inc. REIT	3,121,186	281,437,342
		455,533,290
HOTEL & RESORT REITs — 1.4%
Host Hotels & Resorts, Inc. REIT	3,970,788	77,311,242
INDUSTRIAL REITs — 12.2%
Prologis, Inc. REIT	5,209,835	694,471,005
OFFICE REITs — 3.0%
Alexandria Real Estate Equities, Inc. REIT	882,262	111,844,354
Boston Properties, Inc. REIT	812,730	57,029,264
		168,873,618
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.3%
CBRE Group, Inc. Class A (a)	1,719,078	160,028,971
CoStar Group, Inc. (a)	2,303,009	201,259,957
		361,288,928
RESIDENTIAL REITs — 11.9%
AvalonBay Communities, Inc. REIT	800,957	149,955,169
Camden Property Trust REIT	601,049	59,678,155
Equity Residential REIT	1,949,135	119,209,097
Essex Property Trust, Inc. REIT	361,928	89,736,428
Invitation Homes, Inc. REIT	3,244,880	110,682,857
Mid-America Apartment Communities, Inc. REIT	656,787	88,311,580
UDR, Inc. REIT	1,703,338	65,220,812
		682,794,098
RETAIL REITs — 11.9%
Federal Realty Investment Trust REIT	413,510	42,612,206
Kimco Realty Corp. REIT	3,746,632	79,840,728
Realty Income Corp. REIT	4,082,527	234,418,700
Regency Centers Corp. REIT	924,645	61,951,215
Security Description	Shares	Value
Simon Property Group, Inc. REIT	1,839,736	$262,419,943
		681,242,792
SPECIALIZED REITs — 44.9%
American Tower Corp. REIT	2,628,505	567,441,659
Crown Castle, Inc. REIT	2,447,440	281,920,614
Digital Realty Trust, Inc. REIT	1,707,925	229,852,546
Equinix, Inc. REIT	529,367	426,346,888
Extra Space Storage, Inc. REIT	1,191,600	191,049,228
Iron Mountain, Inc. REIT	1,647,094	115,263,638
Public Storage REIT	892,456	272,199,080
SBA Communications Corp. REIT	608,478	154,364,784
VICI Properties, Inc. REIT	5,834,534	186,004,944
Weyerhaeuser Co. REIT	4,117,484	143,164,919
		2,567,608,300
TOTAL COMMON STOCKS (Cost $6,370,424,192)		5,689,123,273
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d) (Cost $2,105,929)	2,104,815	2,105,657
TOTAL INVESTMENTS — 99.6% (Cost $6,372,530,121)		5,691,228,930
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		21,244,583
NET ASSETS — 100.0%		$5,712,473,513
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
REIT	Real Estate Investment Trust

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	450	03/15/2024	$21,686,525	$22,291,875	$605,350
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,689,123,273	$—	$—	$5,689,123,273
Short-Term Investment	2,105,657	—	—	2,105,657
TOTAL INVESTMENTS	$5,691,228,930	$—	$—	$5,691,228,930
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$605,350	$—	$—	$605,350
TOTAL OTHER FINANCIAL INSTRUMENTS:	$605,350	$—	$—	$605,350
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,667,169	$15,670,302	$79,080,599	$92,645,994	$1,033	$(283)	2,104,815	$2,105,657	$60,365
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 3.7%
Arista Networks, Inc. (a)	1,601,080	$377,070,351
Cisco Systems, Inc.	25,736,437	1,300,204,797
F5, Inc. (a)	379,341	67,894,452
Juniper Networks, Inc. (b)	2,026,051	59,727,983
Motorola Solutions, Inc.	1,054,518	330,159,041
		2,135,056,624
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Amphenol Corp. Class A	3,801,608	376,853,402
CDW Corp.	851,113	193,475,007
Corning, Inc.	4,878,851	148,561,013
Jabil, Inc.	812,910	103,564,734
Keysight Technologies, Inc. (a)	1,128,251	179,493,452
TE Connectivity Ltd.	1,974,656	277,439,168
Teledyne Technologies, Inc. (a)	299,767	133,783,014
Trimble, Inc. (a)	1,580,662	84,091,218
Zebra Technologies Corp. Class A (a)	326,342	89,199,059
		1,586,460,067
IT SERVICES — 5.4%
Accenture PLC Class A	3,987,721	1,399,331,176
Akamai Technologies, Inc. (a)	958,358	113,421,669
Cognizant Technology Solutions Corp. Class A	3,185,861	240,628,082
EPAM Systems, Inc. (a)	366,588	109,001,276
Gartner, Inc. (a)	495,272	223,422,152
International Business Machines Corp.	5,801,804	948,885,044
VeriSign, Inc. (a)	564,393	116,242,382
		3,150,931,781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 26.3%
Advanced Micro Devices, Inc. (a)	10,265,671	1,513,262,562
Analog Devices, Inc.	3,166,183	628,677,296
Applied Materials, Inc.	5,315,201	861,434,626
Broadcom, Inc.	2,693,570	3,006,697,512
Enphase Energy, Inc. (a) (b)	867,606	114,645,457
First Solar, Inc. (a)	678,907	116,962,098
Intel Corp.	26,787,755	1,346,084,689
KLA Corp.	863,662	502,046,721
Lam Research Corp.	837,389	655,893,308
Microchip Technology, Inc.	3,437,715	310,013,139
Micron Technology, Inc.	6,976,716	595,392,943
Monolithic Power Systems, Inc.	304,390	192,003,124
NVIDIA Corp.	5,354,048	2,651,431,651
NXP Semiconductors NV	1,637,736	376,155,204
ON Semiconductor Corp. (a)	2,736,598	228,588,031
Qorvo, Inc. (a)	618,520	69,651,537
QUALCOMM, Inc.	7,071,863	1,022,803,546
Skyworks Solutions, Inc.	1,012,757	113,854,142
Teradyne, Inc. (b)	971,398	105,416,111
Security Description	Shares	Value
Texas Instruments, Inc.	5,770,562	$983,649,999
		15,394,663,696
SOFTWARE — 38.8%
Adobe, Inc. (a)	2,892,925	1,725,919,055
ANSYS, Inc. (a)	551,447	200,109,087
Autodesk, Inc. (a)	1,358,174	330,688,206
Cadence Design Systems, Inc. (a)	1,728,663	470,835,941
Fair Isaac Corp. (a)	157,037	182,792,638
Fortinet, Inc. (a)	4,049,711	237,029,585
Gen Digital, Inc.	3,582,513	81,752,947
Intuit, Inc.	1,780,683	1,112,980,296
Microsoft Corp.	34,738,472	13,063,055,011
Oracle Corp.	10,095,244	1,064,341,575
Palo Alto Networks, Inc. (a)	1,974,858	582,346,127
PTC, Inc. (a) (b)	755,050	132,103,548
Roper Technologies, Inc.	678,687	369,999,792
Salesforce, Inc. (a)	6,182,317	1,626,814,895
ServiceNow, Inc. (a)	1,302,584	920,262,570
Synopsys, Inc. (a)	966,366	497,591,517
Tyler Technologies, Inc. (a)	267,322	111,772,675
		22,710,395,465
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 23.0%
Apple, Inc.	66,425,765	12,788,952,535
Hewlett Packard Enterprise Co.	8,151,067	138,405,118
HP, Inc.	5,525,746	166,269,697
NetApp, Inc.	1,326,626	116,955,348
Seagate Technology Holdings PLC (b)	1,236,068	105,523,125
Western Digital Corp. (a)	2,060,158	107,890,475
		13,423,996,298
TOTAL COMMON STOCKS (Cost $47,530,264,859)		58,401,503,931
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	97,331,835	97,370,767
State Street Navigator Securities Lending Portfolio II (e) (f)	573,551	573,551
TOTAL SHORT-TERM INVESTMENTS (Cost $97,938,489)		97,944,318
TOTAL INVESTMENTS — 100.0% (Cost $47,628,203,348)		58,499,448,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(25,052,194)
NET ASSETS — 100.0%		$58,474,396,055
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	330	03/15/2024	$62,833,320	$64,759,200	$1,925,880
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$58,401,503,931	$—	$—	$58,401,503,931
Short-Term Investments	97,944,318	—	—	97,944,318
TOTAL INVESTMENTS	$58,499,448,249	$—	$—	$58,499,448,249
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,925,880	$—	$—	$1,925,880
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,925,880	$—	$—	$1,925,880
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	60,139,808	$60,151,836	$265,022,664	$227,814,307	$12,740	$(2,166)	97,331,835	$97,370,767	$922,663
State Street Navigator Securities Lending Portfolio II	23,763,431	23,763,431	300,816,647	324,006,527	—	—	573,551	573,551	26,926
Total		$83,915,267	$565,839,311	$551,820,834	$12,740	$(2,166)		$97,944,318	$949,589
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 65.9%
Alliant Energy Corp. (a)	3,852,334	$197,624,734
American Electric Power Co., Inc. (a)	7,938,825	644,791,367
Constellation Energy Corp.	4,821,478	563,582,563
Duke Energy Corp. (a)	11,634,944	1,129,054,966
Edison International	5,786,271	413,660,514
Entergy Corp. (a)	3,192,481	323,047,152
Evergy, Inc.	3,467,914	181,025,111
Eversource Energy	5,273,538	325,482,765
Exelon Corp.	15,027,545	539,488,866
FirstEnergy Corp.	7,796,339	285,813,788
NextEra Energy, Inc.	30,973,396	1,881,324,073
NRG Energy, Inc. (a)	3,408,264	176,207,249
PG&E Corp.	32,208,338	580,716,334
Pinnacle West Capital Corp.	1,711,962	122,987,350
PPL Corp.	11,127,887	301,565,738
Southern Co. (a)	16,464,435	1,154,486,182
Xcel Energy, Inc.	8,330,418	515,736,178
		9,336,594,930
GAS UTILITIES — 1.8%
Atmos Energy Corp. (a)	2,241,729	259,816,391
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.4%
AES Corp.	10,108,954	194,597,364
MULTI-UTILITIES — 28.0%
Ameren Corp. (a)	3,969,567	287,158,477
CenterPoint Energy, Inc.	9,529,212	272,249,587
CMS Energy Corp. (a)	4,404,563	255,772,973
Consolidated Edison, Inc.	5,211,622	474,101,253
Dominion Energy, Inc.	12,632,642	593,734,174
DTE Energy Co.	3,112,570	343,191,968
NiSource, Inc.	6,238,683	165,637,034
Public Service Enterprise Group, Inc.	7,522,749	460,016,101
Security Description	Shares	Value
Sempra	9,500,583	$709,978,568
WEC Energy Group, Inc.	4,761,883	400,807,692
		3,962,647,827
WATER UTILITIES — 2.7%
American Water Works Co., Inc.	2,939,309	387,959,395
TOTAL COMMON STOCKS (Cost $16,668,017,351)		14,141,615,907
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c)	37,476,784	37,491,775
State Street Navigator Securities Lending Portfolio II (d) (e)	17,433,075	17,433,075
TOTAL SHORT-TERM INVESTMENTS (Cost $54,922,550)		54,924,850
TOTAL INVESTMENTS — 100.2% (Cost $16,722,939,901)		14,196,540,757
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(28,548,374)
NET ASSETS — 100.0%		$14,167,992,383
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,141,615,907	$—	$—	$14,141,615,907
Short-Term Investments	54,924,850	—	—	54,924,850
TOTAL INVESTMENTS	$14,196,540,757	$—	$—	$14,196,540,757
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,702,123	$31,708,463	$196,618,986	$190,843,630	$6,435	$1,521	37,476,784	$37,491,775	$406,208
State Street Navigator Securities Lending Portfolio II	7,244,850	7,244,850	263,399,041	253,210,816	—	—	17,433,075	17,433,075	13,120
Total		$38,953,313	$460,018,027	$444,054,446	$6,435	$1,521		$54,924,850	$419,328
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023, are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.